Basis of accounting, Currency translation rates	6 Months Ended
Jun. 30, 2026
Foreign Exchange Rates [Line Items]
Currency translation rates
Currency translation rates
The
following table
shows the
rates
of the
main
currencies
used to
translate
the
financial
information
of
UBS’s
operations with a functional currency other than the US dollar into US dollars.
Currency translation rates
Closing exchange rate Average rate
1
As of For the quarter ended Year-to-date
30.6.26 31.3.26 31.12.25 30.6.25 30.6.26 31.3.26 30.6.25 30.6.26 30.6.25
1 CHF 1.24 1.25 1.26 1.26 1.27 1.28 1.23 1.27 1.17
1 EUR 1.14 1.16 1.17 1.18 1.16 1.17 1.15 1.17 1.10
1 GBP 1.33 1.32 1.35 1.37 1.34 1.35 1.35 1.35 1.31
100 JPY 0.61 0.63 0.64 0.69 0.63 0.63 0.70 0.63 0.68
1 Monthly income statement items of operations with a functional currency other than the US dollar are translated into US dollars using month-end rates. Disclosed average rates for a quarter represent an average of three month-end
rates, weighted
according to
the income
and expense
volumes of
all operations
of the Group
with the
same functional
currency for
each month. Weighted
average rates
for individual
business
divisions may deviate from the weighted average rates for the Group.